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                       SUPPLEMENT DATED JANUARY 21, 1997
                      TO PROSPECTUS DATED JANUARY 2, 1997

                             AGGRESSIVE EQUITY FUND
                              AMERICAN VALUE FUND
                               EQUITY GROWTH FUND
                              MID CAP GROWTH FUND
                             U.S. REAL ESTATE FUND
                                   VALUE FUND

                               PORTFOLIOS OF THE

                           MORGAN STANLEY FUND, INC.
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
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    As a result of a change in Portfolio Managers, the Prospectus is hereby amended and supplemented as follows: Under the heading "Management of the Company," the first paragraph on Page 29 is deleted and replaced with the following:

    AMERICAN VALUE FUND -- GARY G. SCHLARBAUM AND WILLIAM B. GERLACH. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in 1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum also is a Director of MAS Fund Distribution, Inc. He previously was with First Chicago Investment Advisers and was a Professor at the Krannert Graduate School at Purdue University. Mr. Schlarbaum holds a B.A. in Economics from Coe College and a Ph.D. in Applied Economics from University of Pennsylvania. Mr. Schlarbaum assumed primary responsibility for managing the Fund's assets in January, 1997. Mr. Gerlach joined the Adviser in July, 1996 and has worked with the Adviser's affiliate, Miller Anderson & Sherrerd, LLP ("MAS") for the past five years. He became a portfolio manager of the Fund in November, 1996. Mr. Gerlach also became a portfolio manager of the MAS Funds Small Cap Value and Mid Cap Value Portfolios in 1996. Previously, he was with Alphametrics Corporation and Wharton Econometric Forecasting Associates. Mr. Gerlach holds a B.A. in Economics from Haverford College.
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